Financial Risk Management - Summary of Cash Flows of Derivatives Held for Cash Flow Hedging (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of maturity analysis for derivative financial liabilities [line items]
Cash flow to be received (paid) of net-settled derivatives	₩ 160,982	₩ 21,800
Cash flow to be received of gross-settled derivatives	3,939,500	3,155,811
Cash flow to be paid of gross-settled derivatives	(3,328,714)	(2,519,247)
Up to 1 month
Disclosure of maturity analysis for derivative financial liabilities [line items]
Cash flow to be received (paid) of net-settled derivatives	1,534	(102)
Cash flow to be received of gross-settled derivatives	10,932	126,429
Cash flow to be paid of gross-settled derivatives	(10,357)	(130,919)
1-3 montshs
Disclosure of maturity analysis for derivative financial liabilities [line items]
Cash flow to be received (paid) of net-settled derivatives	10,994	(2,647)
Cash flow to be received of gross-settled derivatives	30,311	325,664
Cash flow to be paid of gross-settled derivatives	(54,794)	(329,546)
3-12 months
Disclosure of maturity analysis for derivative financial liabilities [line items]
Cash flow to be received (paid) of net-settled derivatives	25,749	(252)
Cash flow to be received of gross-settled derivatives	1,003,755	619,100
Cash flow to be paid of gross-settled derivatives	(1,007,950)	(630,023)
1~5 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Cash flow to be received (paid) of net-settled derivatives	119,179	24,812
Cash flow to be received of gross-settled derivatives	2,894,502	2,084,618
Cash flow to be paid of gross-settled derivatives	(2,255,613)	(1,428,759)
Over 5 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Cash flow to be received (paid) of net-settled derivatives	3,526	(11)
Cash flow to be received of gross-settled derivatives	0	0
Cash flow to be paid of gross-settled derivatives	₩ 0	₩ 0